Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of financial risk management objectives and policies
Schedule of liquidity risk

	Bank				Total			Total
	overdrafts			Trade	non-derivative		Cross-	derivative
	and other		Finance	and other	financial	Interest	currency	financial
	loans	Bonds	leases	payables	instruments	rate swaps	swaps	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	851	568	66	11,701	13,186	(54)	(17)	(71)	13,115
In one to two years	–	2,318	41	1,522	3,881	(54)	(17)	(71)	3,810
In two to three years	–	1,865	22	1,110	2,997	(19)	(26)	(45)	2,952
In three to four years	–	1,444	10	1,277	2,731	(15)	(330)	(345)	2,386
In four to five years	–	2,025	2	2,187	4,214	(15)	–	(15)	4,199
In more than five years	–	14,192	–	5,313	19,505	(44)	–	(44)	19,461
	851	22,412	141	23,110	46,514	(201)	(390)	(591)	45,923
Effect of interest	(2)	(8,194)	(46)	–	(8,242)	201	67	268	(7,974)
Effect of discounting, fair values and issue costs	–	(109)	–	(3,990)	(4,099)	(126)	3	(123)	(4,222)
31 December 2015	849	14,109	95	19,120	34,173	(126)	(320)	(446)	33,727

	Bank				Total			Total
	overdrafts			Trade	non-derivative		Cross-	derivative
	and other		Finance	and other	financial	Interest	currency	financial
	loans	Bonds	leases	payables	instruments	rate swaps	swaps	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	455	2,374	42	10,566	13,437	(54)	32	(22)	13,415
In one to two years	–	1,921	24	4,986	6,931	(19)	12	(7)	6,924
In two to three years	–	1,500	16	1,144	2,660	(15)	(216)	(231)	2,429
In three to four years	–	2,080	10	1,666	3,756	(15)	47	32	3,788
In four to five years	7	1,756	3	877	2,643	(15)	86	71	2,714
In more than five years	–	14,796	–	3,624	18,420	(30)	320	290	18,710
	462	24,427	95	22,863	47,847	(148)	281	133	47,980
Effect of interest	(4)	(8,111)	(2)	–	(8,117)	148	(351)	(203)	(8,320)
Effect of discounting, fair values and issue costs	–	(59)	–	(2,889)	(2,948)	(82)	(93)	(175)	(3,123)
31 December 2016	458	16,257	93	19,974	36,782	(82)	(163)	(245)	36,537

	Bank				Total			Total
	overdrafts			Trade	non-derivative		Cross-	derivative
	and other		Finance	and other	financial	Interest	currency	financial
	loans	Bonds	leases	payables	instruments	rate swaps	swaps	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	859	1,985	5	11,840	14,689	(10)	420	410	15,099
In one to two years	–	1,564	–	1,976	3,540	(12)	(100)	(112)	3,428
In two to three years	–	2,144	–	1,586	3,730	(12)	295	283	4,013
In three to four years	16	2,000	–	3,240	5,256	(12)	(747)	(759)	4,497
In four to five years	–	1,736	–	1,112	2,848	(12)	34	22	2,870
In more than five years	–	15,575	–	2,808	18,383	(12)	26	14	18,397
	875	25,004	5	22,562	48,446	(70)	(72)	(142)	48,304
Effect of interest	(14)	(7,969)	–	–	(7,983)	70	(480)	(410)	(8,393)
Effect of discounting, fair values and issue costs	–	(94)	–	(3,081)	(3,175)	(50)	93	43	(3,132)
31 December 2017	861	16,941	5	19,481	37,288	(50)	(459)	(509)	36,779

Schedule of market risk

	2017			2016			2015
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	404	1,843	2,247	1,086	1,221	2,307	67	849	916
Non-current	14,608	952	15,560	13,154	1,347	14,501	11,986	2,151	14,137
Total	15,012	2,795	17,807	14,240	2,568	16,808	12,053	3,000	15,053
Financial assets
Fixed deposits	–	80	80	–	37	37	–	65	65
Cash and cash equivalents	–	3,324	3,324	–	5,018	5,018	–	6,240	6,240
Total	–	3,404	3,404	–	5,055	5,055	–	6,305	6,305

Schedule of foreign currency risk

	Interest rates		Exchange rates
31 December 2015	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	997	(1,150)	136	(136)
Impact on profit: (loss)/gain ($m)	–	–	(91)	91
Impact on equity: gain/(loss) ($m)	–	–	227	(227)

	Interest rates		Exchange rates
31 December 2016	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,249	(1,390)	180	(180)
Impact on profit: (loss)/gain ($m)	–	–	(24)	24
Impact on equity: gain/(loss) ($m)	–	–	204	(204)

	Interest rates		Exchange rates
31 December 2017	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,329	(1,293)	198	(198)
Impact on profit: (loss)/gain ($m)	–	–	(123)	123
Impact on equity: gain/(loss) ($m)	–	–	321	(321)

Schedule of credit risk

	2017	2016	2015
	$m	$m	$m
Not past due	2,488	2,559	4,388
Past due 0–90 days	260	14	189
Past due 90–180 days	31	–	21
Past due > 180 days	23	10	35
	2,802	2,583	4,633

	2017	2016	2015
	$m	$m	$m
Movements in provisions for trade receivables
At 1 January	42	52	54
Income statement	(26)	–	2
Amounts utilised, exchange and other movements	–	(10)	(4)
At 31 December	16	42	52